INCOME TAXES - Summary of Income Tax Expense (Credit) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income tax expense - current:
Income tax expense - current	$ 7,110	$ 3,471	$ 4,942
Under (over) provision of income taxes in prior years:
Under (over) provision of income tax in prior years	360	(1,471)	(2,622)
Income tax expense (credit) deferred:
Income tax expense (credit) - deferred	869	(1,762)	(2,330)
Income tax expense (credit)	8,339	238	(10)
Macau Complementary Tax [Member]
Income tax expense - current:
Income tax expense - current	1,130	676	13
Under (over) provision of income taxes in prior years:
Under (over) provision of income tax in prior years	38	793	(2,575)
Income tax expense (credit) deferred:
Income tax expense (credit) - deferred	(900)	(629)	(3,020)
Lump sum in lieu of Macau Complementary Tax on dividends [Member]
Income tax expense - current:
Income tax expense - current	2,345	2,341	2,359
Hong Kong Profits Tax [Member]
Income tax expense - current:
Income tax expense - current	64	46	2,516
Under (over) provision of income taxes in prior years:
Under (over) provision of income tax in prior years	(3)	(2,303)	30
Income tax expense (credit) deferred:
Income tax expense (credit) - deferred	(341)	(2,554)	245
Income Tax in Other Jurisdictions [Member]
Income tax expense - current:
Income tax expense - current	3,571	408	54
Under (over) provision of income taxes in prior years:
Under (over) provision of income tax in prior years	325	39	(77)
Income tax expense (credit) deferred:
Income tax expense (credit) - deferred	$ 2,110	$ 1,421	$ 445